Commitments and Contingencies Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, 2017	$ 1,331
Operating Leases, Future Minimum Payments, 2018	943
Operating Leases, Future Minimum Payments, 2019	774
Operating Leases, Future Minimum Payments, 2020	197
Operating Leases, Future Minimum Payments, 2021	26
Operating Leases, Future Minimum Payments, Due Thereafter	0
Operating Leases, Future Minimum Payments Due	$ 3,271